Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Details
Deferred Tax Assets, Other Tax Carryforwards	$ 5,250,749	$ 4,801,737
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits	86,200	86,200
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other	5,336,949	4,887,937
Deferred Tax Assets, Valuation Allowance, Current	$ (5,336,949)	$ (4,887,937)